CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares
Net revenues
Total net revenues	¥ 6,951,535	$ 1,090,848	¥ 6,130,437	¥ 6,001,396
Cost of revenues	(6,131,038)	(962,094)	(4,940,016)	(5,480,499)
Fulfilment expenses	(2,121,370)	(332,890)	(1,576,944)	(1,832,978)
Sales and marketing expenses	(903,345)	(141,755)	(589,192)	(740,033)
General and administrative expenses	(911,150)	(142,979)	(298,775)	(377,451)
Technology and content	(745,904)	(117,049)	(369,432)	(469,655)
Total cost and operating expenses	(10,812,807)	(1,696,767)	(7,774,359)	(8,900,616)
Loss from operations	(3,861,272)	(605,919)	(1,643,922)	(2,899,220)
Other income/(expense), net	1,263	198	23,431	(2,574)
Change in fair value of option and embedded conversion feature	79,386	12,457	5,216
Interest income/(expense), net and Changes in fair value of short-term investments	(68,893)	(10,811)	(33,119)	28,374
Investment income/(loss), net	(287)	(45)	(780)	(36,023)
Loss before income tax expenses	(3,849,803)	(604,120)	(1,649,174)	(2,909,443)
Income tax expenses	(35)	(5)
Net loss	(3,849,838)	(604,125)	(1,649,174)	(2,909,443)
Net loss attributable to non-controlling interests shareholders	(112)	(18)
Net loss attributable to Missfresh Limited	(3,849,726)	(604,107)	(1,649,174)	(2,909,443)
Accretion of convertible redeemable preferred shares to redemption value	(313,700)	(49,200)	(508,321)	(378,731)
Accretion of convertible redeemable non-controlling preferred shares to redemption value	(4,296)	(674)	(6,750)	(37,219)
Deemed dividends to convertible redeemable non-controlling preferred shareholders | ¥				(148,919)
Net loss attributable to ordinary shareholders of Missfresh Limited	¥ (4,167,702)	$ (654,004)	¥ (2,164,245)	¥ (3,474,312)
Weighted average number of ordinary shares used in computing net loss per share
Basic | shares	408,600,180	408,600,180	98,647,803	87,258,997
Diluted | shares	408,600,180	408,600,180	98,647,803	87,258,997
Net loss per share attributable to ordinary shareholders of Missfresh Limited
Net loss per share -Basic | (per share)	¥ (10.20)	$ (1.60)	¥ (21.94)	¥ (39.82)
Net loss per share -Diluted | (per share)	¥ (10.20)	$ (1.60)	¥ (21.94)	¥ (39.82)
Comprehensive loss:
Net loss	¥ (3,849,838)	$ (604,125)	¥ (1,649,174)	¥ (2,909,443)
Other comprehensive loss, net of tax
Foreign currency translation adjustment, net of nil tax	(23,407)	(3,673)	(47,448)	40,333
Total comprehensive loss, net of tax	(3,873,245)	(607,798)	(1,696,622)	(2,869,110)
Comprehensive loss attributable to non-controlling interests shareholders	(112)	(18)
Comprehensive loss attributable to Missfresh Limited	(3,873,357)	(607,816)	(1,696,622)	(2,869,110)
Accretion of convertible redeemable preferred shares to redemption value	(313,700)	(49,200)	(508,321)	(378,731)
Accretion of convertible redeemable non-controlling preferred shares to redemption value	(4,296)	(674)	(6,750)	(37,219)
Deemed dividends to convertible redeemable non-controlling preferred shareholders | ¥				(148,919)
Comprehensive loss attributable to ordinary shareholders of Missfresh Limited	(4,191,333)	(657,713)	(2,211,693)	(3,433,979)
Sales of products through online platforms
Net revenues
Total net revenues	6,786,056	1,064,882	5,999,675	5,777,413
Other revenues
Net revenues
Total net revenues	¥ 165,479	$ 25,966	¥ 130,762	¥ 223,983